Schedule of company and subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Cuprina Holdings (Cayman) Limited [Member]
Date of incorporation	September 22, 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	Cayman Island
Principal activities	Holding business
Cuprina Holdings (BVI) Limited [Member]
Date of incorporation	October 3, 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Holding business
Cuprina Pte. Ltd. [Member]
Date of incorporation	August 28, 2019
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Manufacture, distribution, and supply of medical devices
Cuprina United States Inc. [Member]
Date of incorporation	April 6, 2022
Percentage of direct or indirect interests	100.00%
Place of incorporation	United States
Principal activities	Holding business
Cuprina Malaysia Sdn. Bhd. [Member]
Date of incorporation	March 29, 2022
Percentage of direct or indirect interests	100.00%
Place of incorporation	Malaysia
Principal activities	Manufacture, distribution, and supply of medical devices
Cuprina (Beijing) Biotechnology Co., Ltd. [Member]
Date of incorporation	July 26, 2022
Percentage of direct or indirect interests	100.00%
Place of incorporation	China
Principal activities	Manufacture, distribution, and supply of medical devices
Cuprina Hong Kong Limited [Member]
Date of incorporation	May 17, 2022
Percentage of direct or indirect interests	100.00%
Place of incorporation	Hong Kong
Principal activities	Manufacture, distribution, and supply of medical devices